Reporting And Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Significant Accounting Policies [Line Items]
Number of Subsidiaries	53
Number of Mutual Insurance Company Affiliates	1
Number of Limited Partnership Investment Affiliates	1
Number of Properties Held for Sale	1
Assets Held-for-Sale, Property, Plant and Equipment	8.7
Lower Limit
Significant Accounting Policies [Line Items]
Auction Rate Securities, Period Between Auction Dates	7 days
Upper Limit
Significant Accounting Policies [Line Items]
Auction Rate Securities, Period Between Auction Dates	49 days
computer equipment and laptop computers
Significant Accounting Policies [Line Items]
Estimated useful lives	3 years
Building, Building Improvements, and Integrated Components | Lower Limit
Significant Accounting Policies [Line Items]
Estimated useful lives	7 years
Building, Building Improvements, and Integrated Components | Upper Limit
Significant Accounting Policies [Line Items]
Estimated useful lives	40 years
Property, Plant and Equipment, Other Types | Lower Limit
Significant Accounting Policies [Line Items]
Estimated useful lives	3 years
Property, Plant and Equipment, Other Types | Upper Limit
Significant Accounting Policies [Line Items]
Estimated useful lives	15 years
Land and Building
Significant Accounting Policies [Line Items]
Land and buildings as a percentage of total property and equipment	77.00%	76.00%